Borrowings - Lease liabilities rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Accrued interest	$ 1,532	$ 1,074	$ 1,710
Current lease liabilities
Balance at beginning of period	3,718	5,138
Additions and modifications	4,976	2,783
Payments	(5,123)	(6,279)
Reclassification	696	2,461
Effect of translation	(329)	(385)
Balance at end of period	3,938	3,718	5,138
Non-current lease liabilities
Balance at beginning of period	2,357	8,709
Additions and modifications	6,086	(2,698)
Payments	0	0
Reclassification	(696)	(2,461)
Effect of translation	(487)	(1,193)
Balance at end of period	7,260	2,357	8,709
Total liabilities from financing activities
Balance at beginning of period	6,075	13,847
Additions and modifications	11,062	85
Payments	(5,123)	(6,279)	(8,666)
Effect of translation	(816)	(1,578)
Balance at end of period	$ 11,198	$ 6,075	$ 13,847